Events occurring after the reporting period	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period
33	Events occurring after the reporting period

(a)	Acquisition of Shenzhen Lanren Online Technology Co. Ltd (“Lazy Audio”)
On January 15, 2021, The Company entered into a definitive agreement to acquire 100% equity interest of Lazy Audio, a well-established audio platform in China, for a total consideration of RMB2.7 billion, primarily payable in cash, plus certain post-acquisition awards to Lazy Audio’s management team. The transaction has been completed in March 2021.

(b)	Consortium complete the acquisition of additional equity interests in UMG
On January 29, 2021, a consortium (the “Consortium”), which is led by Tencent Holdings Limited and comprising the Company and other co-investors,
completed the acquisition of an additional 10% equity stake in UMG through exercising the call option as announced in December 2020. The Transaction was based on the same enterprise value of EUR30 billion for 100% of UMG’s share capital as in the initial acquisition that closed in March 2020.
Upon the closing of the Transaction, the Consortium’s equity ownership in UMG increased to 20% and TME will continue to have a 9.94% equity interest in the Consortium.

(c)	Strategic licensing agreement with Warner Record Music (“WRM”)
In March 2021, The Company extended their multi-year strategic licensing agreement with WRM upon its expiration. As part of the extension, the Company also agreed to establish a new joint venture record label in China as well as expand the partnership to a wider range, including the usage of WRM’s content across all music and entertainment platforms.

(d)	Repurchase of shares
On March 28, 2021, the Company announced that its board of directors has authorized a share repurchase program under which the Company may repurchase up to US$1 billion of its Class A ordinary shares in the form of American depositary shares (“ADSs”) during a twelve-month period commencing on March 29, 2021.
Up to the date of this report, the Company repurchased ADSs from the open market for an aggregate consideration of approximately US$50 million in cash pursuant to the share repurchase program.